Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2019
Buildings and Greenhouses
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	20 - 40 years
Production and Warehouse Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3 - 30 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3 - 20 years
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3 - 5 years
Office and Lab Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life	3 - 10 years